Notes Payable (Schedule of Notes Payable) (Details) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014 Note Payable - Related Party Dated August 14, 2012 [Member]		Apr. 30, 2013 Note Payable - Related Party Dated August 14, 2012 [Member]		Apr. 30, 2014 Note Payable - Related Party Dated March 13, 2012 [Member]		Apr. 30, 2013 Note Payable - Related Party Dated March 13, 2012 [Member]		Apr. 30, 2014 Convertible Promissory Note Dated February 25, 2012 [Member]		Feb. 28, 2014 Convertible Promissory Note Dated February 25, 2012 [Member]	Apr. 30, 2013 Convertible Promissory Note Dated February 25, 2012 [Member]		Apr. 30, 2014 Convertible Promissory Note Dated February 27, 2012 [Member]		Apr. 30, 2013 Convertible Promissory Note Dated February 27, 2012 [Member]		Apr. 30, 2014 Convertible Promissory Note Dated February 29, 2012 [Member]	Apr. 30, 2013 Convertible Promissory Note Dated February 29, 2012 [Member]	Apr. 30, 2014 Loan Payable Officer - Related Party Dated June 28, 2013 [Member]		Apr. 30, 2013 Loan Payable Officer - Related Party Dated June 28, 2013 [Member]	Apr. 30, 2014 Debentures Payable, Net of OID [Member]	Apr. 30, 2013 Debentures Payable, Net of OID [Member]
Debt Instrument [Line Items]
Convertible notes payable				$ 300,000	[1],[2]	$ 300,000	[1],[2]	$ 300,000	[1],[2]	$ 300,000	[1],[2]	$ 75,000	[3]	$ 75,000	$ 100,000	[3]	$ 50,000	[4]	$ 50,000	[4]	$ 50,000	$ 50,000
Loan payable officer - related party	1,000,000	1,000,000																					1,000,000	[2]
Debenture payable	1,911,572	1,787,229																								1,787,229
Total		3,562,229	800,000
Less: Current maturities (notes payable)	(175,000)	(175,000)	(200,000)
Subtotal		1,600,000	600,000
Less: amount due after one year for notes payable
Amount due after one year for convertible notes payable		$ 1,600,000	$ 600,000

[1]	Effective September 4, 2012, note amended to provide a maturity date of August 31, 2013. Effective December 17, 2012, note further amended to provide a maturity date of August 31, 2014. On September 25, 2013, maturity date had been extended to April 5, 2015. On July 16, 2014, the maturity date had been extended to January 1, 2016.
[2]	Effective July 16, 2014 the note was amended to provide a maturity date of January 1, 2016.
[3]	Effective February 28, 2014 the note was amended to provide a maturity date of December 1, 2014 and interest rate of 3.25%.
[4]	Effective February 18, 2014 the note was amended to provide a maturity date of December 1, 2014 and interest rate of 3.25%.